Earnings per share	12 Months Ended
Sep. 30, 2018
Earnings per share [abstract]
Earnings Per Share
Earnings per share
The following table sets forth the computation of basic and diluted earnings per share for the years ended September 30:

	2018			2017
	Net earnings	Weighted average number of shares outstanding[1]	Earnings per share	Net earnings	Weighted average number of shares outstanding[1]	Earnings per share
	$		$	$		$
Basic	1,141,402	283,878,426	4.02	1,035,195	297,516,970	3.48
Net effect of dilutive stock options and PSUs[2]		4,980,154			5,776,515
	1,141,402	288,858,580	3.95	1,035,195	303,293,485	3.41

[1]
During the year ended September 30, 2018, 10,375,879 Class A subordinate voting shares purchased and 661,179 Class A subordinate voting shares held in trust were excluded from the calculation of weighted average number of shares outstanding as of the date of transaction (19,929,268 and 468,668, respectively during the year ended September 30, 2017).

[2]	The calculation of the diluted earnings per share excluded 1,935,289 stock options for the year ended September 30, 2018 (6,419,566 for the year ended September 30, 2017), as they were anti-dilutive.